FVM - Movements of level 3 instruments - Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[1]	$ 341,156
Transfers into Level 3		1,100
Transfers out of Level 3		(1,900)
Balance at the end of period	[1]	362,448		$ 341,156
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[1]	7,800
Balance at the end of period	[1]	7,237		7,800
Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				2,000
Reclassifications and remeasurements upon adoption of IFRS 9					$ 400
Balance at the beginning of the period		2,000	[2]	2,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	(200)		(200)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(200)
Purchases		1,200		2,100
Sales		(5,700)		(7,100)
Issuances		4,400		4,200
Settlements		0		0
Transfers into Level 3		600		700
Transfers out of Level 3		(400)		(200)
Foreign currency translation		0		0
Balance at the end of period	[2]	1,800		2,000
Level 3 | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				600
Balance at the beginning of the period		400	[2]	600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(100)
Purchases		0		200
Sales		(400)		(300)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		200		100
Transfers out of Level 3		(200)		(100)
Foreign currency translation		0		0
Balance at the end of period	[2]	0		400
Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				600
Balance at the beginning of the period		700	[2]	600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		600		600
Sales		(600)		(900)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		100		500
Transfers out of Level 3		(200)		0
Foreign currency translation		0		0
Balance at the end of period	[2]	500		700
Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				500
Reclassifications and remeasurements upon adoption of IFRS 9					400
Balance at the beginning of the period		700	[2]	900
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	(100)		100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		200		900
Sales		(4,400)		(5,600)
Issuances		4,400		4,200
Settlements		0		0
Transfers into Level 3		100		100
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance at the end of period	[2]	800		700
Level 3 | Financial assets at fair value held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				400
Balance at the beginning of the period		200	[2]	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		(100)
Purchases		300		400
Sales		(300)		(400)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		200		0
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance at the end of period	[2]	400		200
Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				1,500
Reclassifications and remeasurements upon adoption of IFRS 9					3,000
Balance at the beginning of the period		4,400	[2]	4,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		1,200		1,700
Sales		(800)		(1,900)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		300		100
Transfers out of Level 3		(1,200)		(100)
Foreign currency translation		0		100
Balance at the end of period	[2]	4,000		4,400
Level 3 | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				800
Reclassifications and remeasurements upon adoption of IFRS 9					600
Balance at the beginning of the period		1,800	[2]	1,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		(200)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(200)
Purchases		700		1,500
Sales		(200)		(1,000)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		300		100
Transfers out of Level 3		(1,200)		0
Foreign currency translation		0		0
Balance at the end of period	[2]	1,200		1,800
Level 3 | Financial assets at fair value not held for trading | Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Reclassifications and remeasurements upon adoption of IFRS 9					1,900
Balance at the beginning of the period		1,700	[2]	1,900
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		100
Purchases		0		0
Sales		(100)		(400)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		0		0
Transfers out of Level 3		0		0
Foreign currency translation		0		100
Balance at the end of period	[2]	1,500		1,700
Level 3 | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Reclassifications and remeasurements upon adoption of IFRS 9					400
Balance at the beginning of the period		500	[2]	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		100
Purchases		100		200
Sales		(200)		(200)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		0		0
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance at the end of period	[2]	500		500
Level 3 | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				700
Reclassifications and remeasurements upon adoption of IFRS 9					100
Balance at the beginning of the period		500	[2]	800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		500		0
Sales		(200)		(400)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		0		0
Transfers out of Level 3		0		(100)
Foreign currency translation		0		0
Balance at the end of period	[2]	700		500
Level 3 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				500
Reclassifications and remeasurements upon adoption of IFRS 9					(500)
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				1,600
Balance at the beginning of the period		1,400	[2]	1,600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	(300)		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		0
Sales		0		0
Issuances		1,000		1,000
Settlements		(800)		(1,500)
Transfers into Level 3		200		500
Transfers out of Level 3		(300)		(100)
Foreign currency translation		0		0
Balance at the end of period	[2]	1,300		1,400
Level 3 | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				100
Balance at the beginning of the period		400	[2]	100
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	(100)		100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		100
Purchases		0		0
Sales		0		0
Issuances		100		0
Settlements		0		(100)
Transfers into Level 3		0		300
Transfers out of Level 3		(200)		0
Foreign currency translation		0		0
Balance at the end of period	[2]	300		400
Level 3 | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				600
Balance at the beginning of the period		500	[2]	600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	(100)		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		0
Purchases		0		0
Sales		0		0
Issuances		200		300
Settlements		(200)		(400)
Transfers into Level 3		100		0
Transfers out of Level 3		(100)		0
Foreign currency translation		0		0
Balance at the end of period	[2]	400		500
Level 3 | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				700
Balance at the beginning of the period		500	[2]	700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	(100)		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		100		0
Purchases		0		0
Sales		0		0
Issuances		600		800
Settlements		(500)		(1,000)
Transfers into Level 3		100		100
Transfers out of Level 3		(100)		(100)
Foreign currency translation		0		0
Balance at the end of period	[2]	600		500
Level 3 | Derivative financial instruments | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				200
Balance at the beginning of the period		0	[2]	200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(100)
Purchases		0		0
Sales		0		0
Issuances		0		0
Settlements		0		0
Transfers into Level 3		0		0
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance at the end of period	[2]	0		0
UBS AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[1]	340,999
Transfers into Level 3		1,100
Transfers out of Level 3		(1,900)
Balance at the end of period	[1]	362,322		340,999
UBS AG | Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[1]	7,800
Balance at the end of period	[1]	7,237		7,800
UBS AG | Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				2,000
Reclassifications and remeasurements upon adoption of IFRS 9					400
Balance at the beginning of the period		2,000	[2]	2,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	(200)		(200)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(200)
Purchases		1,200		2,100
Sales		(5,700)		(7,100)
Issuances		4,400		4,200
Settlements		0		0
Transfers into Level 3		600		700
Transfers out of Level 3		(400)		(200)
Foreign currency translation		0		0
Balance at the end of period	[2]	1,800		2,000
UBS AG | Level 3 | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				600
Balance at the beginning of the period		400	[2]	600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(100)
Purchases		0		200
Sales		(400)		(300)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		200		100
Transfers out of Level 3		(200)		(100)
Foreign currency translation		0		0
Balance at the end of period	[2]	0		400
UBS AG | Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				600
Balance at the beginning of the period		700	[2]	600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		600		600
Sales		(600)		(900)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		100		500
Transfers out of Level 3		(200)		0
Foreign currency translation		0		0
Balance at the end of period	[2]	500		700
UBS AG | Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				500
Reclassifications and remeasurements upon adoption of IFRS 9					400
Balance at the beginning of the period		700	[2]	900
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	(100)		100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		200		900
Sales		(4,400)		(5,600)
Issuances		4,400		4,200
Settlements		0		0
Transfers into Level 3		100		100
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance at the end of period	[2]	800		700
UBS AG | Level 3 | Financial assets at fair value held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				400
Balance at the beginning of the period		200	[2]	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		(100)
Purchases		300		400
Sales		(300)		(400)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		200		0
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance at the end of period	[2]	400		200
UBS AG | Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				1,500
Reclassifications and remeasurements upon adoption of IFRS 9					3,000
Balance at the beginning of the period		4,400	[2]	4,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		1,200		1,700
Sales		(800)		(1,900)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		300		100
Transfers out of Level 3		(1,200)		(100)
Foreign currency translation		0		100
Balance at the end of period	[2]	4,000		4,400
UBS AG | Level 3 | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				800
Reclassifications and remeasurements upon adoption of IFRS 9					600
Balance at the beginning of the period		1,800	[2]	1,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		(200)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(200)
Purchases		700		1,500
Sales		(200)		(1,000)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		300		100
Transfers out of Level 3		(1,200)		0
Foreign currency translation		0		0
Balance at the end of period	[2]	1,200		1,800
UBS AG | Level 3 | Financial assets at fair value not held for trading | Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Reclassifications and remeasurements upon adoption of IFRS 9					1,900
Balance at the beginning of the period		1,700	[2]	1,900
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		100
Purchases		0		0
Sales		(100)		(400)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		0		0
Transfers out of Level 3		0		0
Foreign currency translation		0		100
Balance at the end of period	[2]	1,500		1,700
UBS AG | Level 3 | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Reclassifications and remeasurements upon adoption of IFRS 9					400
Balance at the beginning of the period		500	[2]	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		100
Purchases		100		200
Sales		(200)		(200)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		0		0
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance at the end of period	[2]	500		500
UBS AG | Level 3 | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				700
Reclassifications and remeasurements upon adoption of IFRS 9					100
Balance at the beginning of the period		500	[2]	800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		500		0
Sales		(200)		(400)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		0		0
Transfers out of Level 3		0		(100)
Foreign currency translation		0		0
Balance at the end of period	[2]	700		500
UBS AG | Level 3 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				500
Reclassifications and remeasurements upon adoption of IFRS 9					$ (500)
UBS AG | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				1,600
Balance at the beginning of the period		1,400	[2]	1,600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	(300)		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		0
Sales		0		0
Issuances		1,000		1,000
Settlements		(800)		(1,500)
Transfers into Level 3		200		500
Transfers out of Level 3		(300)		(100)
Foreign currency translation		0		0
Balance at the end of period	[2]	1,300		1,400
UBS AG | Level 3 | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				100
Balance at the beginning of the period		400	[2]	100
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	(100)		100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		100
Purchases		0		0
Sales		0		0
Issuances		100		0
Settlements		0		(100)
Transfers into Level 3		0		300
Transfers out of Level 3		(200)		0
Foreign currency translation		0		0
Balance at the end of period	[2]	300		400
UBS AG | Level 3 | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				600
Balance at the beginning of the period		500	[2]	600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	(100)		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		0
Purchases		0		0
Sales		0		0
Issuances		200		300
Settlements		(200)		(400)
Transfers into Level 3		100		0
Transfers out of Level 3		(100)		0
Foreign currency translation		0		0
Balance at the end of period	[2]	400		500
UBS AG | Level 3 | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				700
Balance at the beginning of the period		500	[2]	700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	(100)		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		100		0
Purchases		0		0
Sales		0		0
Issuances		600		800
Settlements		(500)		(1,000)
Transfers into Level 3		100		100
Transfers out of Level 3		(100)		(100)
Foreign currency translation		0		0
Balance at the end of period	[2]	600		500
UBS AG | Level 3 | Derivative financial instruments | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				200
Balance at the beginning of the period		0	[2]	200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(100)
Purchases		0		0
Sales		0		0
Issuances		0		0
Settlements		0		0
Transfers into Level 3		0		0
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance at the end of period	[2]	$ 0		$ 0

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[2]
Total Level 3 assets as of 31 December 2019 were USD 7.2 billion (31 December 2018: USD 7.8 billion). Total Level 3 liabilities as of 31 December 2019 were USD 12.8 billion (31 December 2018: USD 14.3 billion).

[3]	Net gains / losses included in comprehensive income are comprised of Net interest income, Other net income from financial instruments measured at fair value through profit or loss and Other income